Gabriella R. Saenz
Counsel

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 8704 office
414 625 8704 fax
gabriellasaenz@northwesternmutual.com

VIA EDGAR

March 23, 2021

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Annuity Account A (“Registrant”)
Individual Flexible Payment Variable Annuity File Nos. 333-133380; 811-21887;
EDGAR CIK 0000790162

Post-Effective Amendments to Registration Statement on Form N-4

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith a Post-Effective Amendment (“PEA”), and Registration Statement under the Securities Act and the Investment Company Act. The PEA is being filed under Rule 485(a) primarily to make certain changes to the registration statement in accordance with recently adopted rule and form changes (i.e., new Rule 498A under the 1933 Act and corresponding Form N-4 amendments) (“Rule 498A”), which would permit, among other things, the use of a summary prospectus to satisfy statutory prospectus delivery obligations. To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

Registration Statement

Registrant is filing the Registration Statement for the purpose of registering securities in connection with the offering of an individual flexible payment variable annuity issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Registrant is a separate account of Northwestern Mutual currently registered under the Investment Company Act.

Securities and Exchange Commission

March 23, 2021

1.	Timetable for Effectiveness & Filing Procedure

We would greatly appreciate the Commission staff’s efforts in processing the Registration Statement so that the Commission may declare the PEA effective on or before May 1, 2021. As previously discussed on March 12, 2021, Registrant, through the undersigned, will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

As soon as is reasonably practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	required audited financial statements of the Registrant and Northwestern Mutual,
•	any appendices required by Form N-4 that have not yet been finalized,
•	any exhibits required by Form N-4 that have not yet been filed, and
•	any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.

2.	Request for Selective Review

As principally discussed on March 12, 2021, we respectfully request selective review of the PEA in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) with respect to changes related to the deduction of advisory fees from contact value. Except for these changes (as well as other routine and/or clarifying changes that might otherwise be filed pursuant to Rule 485(b) for currently effective registration statements), the disclosures in the PEA is not substantially different from the disclosure (as amended to reflect changes in response to Commission staff comments) that has been recently filed with the Commission as noted in the following table:

Contract	File No.	Filing Date of Post-Effective Amendment No. 91	Designated/Intended Effective Date of PEA No. 91
Flexible Payment Variable Annuity	002-29240	10-28-2021	05-01-2021*

*	The effective date of PEA No. 91 will be designated to May 1, 2021 via a 485BXT filing in April 2021.

3.	Template Review

As previously discussed with the Commission staff, please note we also intend to submit a request for template relief, which would allow Registrant to use this registration statement as a “Template Filing,” or model variable annuity PEA filing. We will request template filing relief per Accounting and Disclosure Information 2018-02 (“ADI 2018-02”) to the extent appropriate and applicable and such requests will be made via correspondence filing by the Registrant under separate cover.

In order to facilitate the Staff’s review of the Registration Statement, we will provide to the Commission staff, under separate cover, a copy of the prospectus marked to show the changes made related to the deduction of advisory fees from contract value.

* * * * * * *

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-8704.

Securities and Exchange Commission

March 23, 2021

Very truly yours,

/s/ Gabriella R. Saenz

Gabriella R. Saenz
Counsel

Enclosures